UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2020

Salt High truBeta™ US Market ETF

Ticker: SLT

Salt Low truBeta™ US Market ETF

Ticker: LSLT

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Salt ETFs

This report must be preceded or accompanied by a prospectus.

Salt High truBeta™ US Market ETF

Dear Salt High truBeta™ US Market ETF Shareholders,

Thank you for your investment in the Salt High truBeta™ US Market ETF (the “Fund” or “SLT”). The information presented in this report relates to the operations of SLT for the period from January 1, 2020 through June 30, 2020 (the “current fiscal period”).

The Fund seeks to track the performance, before fees and expense, of the Salt High truBeta™ US Market Index (the “Index”), developed by Salt Financial Indices LLC. The Index uses truBeta™ estimates to select stocks with the highest sensitivity to the SPDR S&P 500 ETF (“SPY”). The objective is to magnify exposure to the SPY without the use of borrowing or derivatives through systematic stock selection by targeting higher beta securities with greater accuracy. With a historical average truBeta™ estimate of approximately 1.50, the Index seeks to capture 50% more variation than the market in the same direction.

For the current fiscal period, the Fund was down 8.18% at market and down 8.28% at NAV. This compares to the underlying Index which was down 8.27% and the S&P 500 Index (“S&P”), a broad market index, which was down 3.08% during the same current fiscal period. As a higher beta strategy with more sensitivity to market moves, the Fund underperformed the S&P as expected. In comparison, the S&P High Beta Index, which has a similar investing strategy to the Index, decreased 12.17% over the current fiscal period.

As of June 30th, 2020, the Fund was overweight Financials, Energy, Consumer Discretionary, and Industrial stocks and underweight Information Technology, Health Care, Communications Services, and Consumer Staples stocks relative to the S&P. For the current fiscal period, the largest positive contributor to performance was Wayfair Inc. – Class A (W), which added 4.22% to Fund performance, returning 583.51% with an average weighting of 1.49%. The second largest contributor was Halliburton Co (HAL), contributing 1.05% to the Fund and gaining 148.59% with an average weighting of 0.68%. The third largest positive contributor was Tesla Inc. (TSLA), adding 0.90% with a return of 128.95% and an average weighting of 0.60%.

For the current fiscal period, the largest negative performer was CIT Group Inc (CIT), which detracted 0.90% from performance, declining 70.35% with an average weighting of 0.42%. The second largest detractor was Marathon Oil Corp (MPC), detracting 0.88% from the Fund and declining 75.21% with an average weighting of 0.37%. The third largest negative performer was Capri Holdings Ltd (CPRI), detracting 0.35% from performance and declining 75.83% with an average weighting of 0.35%.

As a reminder, the Index is rebalanced quarterly on the third Friday of March, June, September, and December.

We appreciate your investment in the Salt High truBeta™ US Market ETF.

Sincerely,

Anthony R. Barchetto, CFA
Founder and Chief Executive Officer
Salt Financial LLC, Adviser to the Fund

Salt High truBeta™ US Market ETF

Performance as of 6/30/20

	1-year	Since Inception
MKT	2.09%	2.27%
NAV	2.02%	2.25%

Since inception: 5/15/2018
Performance for periods greater than one year are annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 646-779-1050 or visiting salt-funds.com. The Total Expense Ratio is 0.29%.

Salt Financial shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Total Returns are calculated using the daily 4:00pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Risks: Investments involve risk. Principal loss is possible. To the extent the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors. The Fund is non-diversified and may invest more of its assets in a single issuer or smaller number of issuers than a diversified fund. The Salt High truBetaTM US Market Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). When such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. The securities in the Index universe with the highest truBeta are included and the Index, and consequently the Fund, can be expected to be more volatile than the broader U.S. equity market. A security’s truBeta is based on historical information and may not be indicative of a security’s future profile. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund has the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade.

Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Shares of the ETF may be sold throughout the day on the exchange through any brokerage account. However, shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. There can be no assurance that an active trading market for shares of an ETF will develop or be maintained.

Beta describes the sensitivity of an individual stock to movements in the broader market. The beta coefficient is the slope of the line created by regressing the returns of the individual stock on the returns of the market. Alternatively, beta can be calculated as the ratio of how the stock moves with the market (covariance) to the variance of the market. A stock with an estimated beta of 1.0 tends to vary in the same direction and magnitude as the market. A stock with a beta of 1.2 would be expected to vary 20% more than the market (higher volatility); one with a beta of 0.8 would tend to move 20% less than the market (lower volatility).

Salt High truBeta™ US Market ETF

The Salt High truBetaTM US Market Index measures the performance of an equal-weighted portfolio of approximately 100 large- and midcapitalization U.S.-listed stocks with the highest forecasted systematic risk relative to the market (known as “beta”).

S&P 500 Index: Market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. You cannot invest directly in an index.

Salt Low truBeta™ US Market ETF

Dear Salt Low truBeta™ US Market ETF Shareholders,

Thank you for your investment in the Salt Low truBeta™ US Market ETF (the “Fund” or “LSLT”). The information presented in this report relates to the operations of LSLT for the period from January 1, 2020 through June 30, 2020 (the “current fiscal period”).

The Fund seeks to track the performance, before fees and expense, of the Salt Low truBeta™ US Market Index (the “Index”), developed by Salt Financial Indices LLC. The Index targets US large and midcap stocks with lower sensitivity to the SPDR S&P 500 ETF (“SPY”) and less variability in their historical betas. With a truBeta™ estimate less than the market average of 1.0 the Index aims for lower volatility and the potential for better risk-adjusted returns.

For the current fiscal period, the Fund was down 8.95% at market and down 8.99% at NAV. This compares to the underlying Index which was down 9.04% and the S&P 500 Index (“S&P”), a broad market index, which was down 3.08% during the same current fiscal period. As a lower beta strategy with less sensitivity to market moves, the Fund underperformed the S&P as expected. In comparison, the S&P Low Volatility Index, which has a similar investing strategy to the Index, decreased 13.53% over the current fiscal period.

As of June 30th, 2020, the Fund was overweight Consumer Staples, Utilities, and Real Estate stocks and underweight Information Technology, Industrials, and Communications stocks relative to the S&P. For the current fiscal period, the largest positive contributor to performance was Clorox Company (CLX), which added 0.37% to Fund performance, returning 44.64%% with an average weighting of 1.12%. The second largest contributor was Citrix Systems Inc (CTXS), contributing 0.35% to the Fund and gaining 34.11% with an average weighting of 1.15%. The third largest positive contributor was Centene Corp (WU), adding 0.30% with a return of 38.53% and an average weighting of 0.51%.

For the current fiscal period, the largest negative performer was MFA Financial (PCG), which detracted 0.85% from performance, declining 68.24% with an average weighting of 0.58%. The second largest detractor was Six Flags Entertainment Corp (DISCA), detracting 0.73% from the Fund and declining 74.93% with an average weighting of 0.32%. The third largest negative performer was Nordstrom Inc (CTSH), detracting 0.58% from performance and declining 57.37% with an average weighting of 0.82%.

As a reminder, the Index is rebalanced quarterly on the third Friday of March, June, September, and December.

We appreciate your investment in the Salt Low truBeta™ US Market ETF.

Sincerely,

Anthony R. Barchetto, CFA
Founder and Chief Executive Officer
Salt Financial LLC, Adviser to the Fund

Salt Low truBeta™ US Market ETF

Performance as of 6/30/20

	1-year	Since Inception
MKT	-1.51%	4.34%
NAV	-1.59%	4.32%

Since inception: 3/12/2019
Performance for periods greater than one year are annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 646-779-1050 or visiting salt-funds.com. The Total Expense Ratio is 0.29%.

Salt Financial shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Total Returns are calculated using the daily 4:00pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund is the successor to the investment performance of the Salt Low truBetaTM US Market ETF, a series of Salt Funds Trust (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on December 16, 2019. Accordingly, any performance information for periods prior to December 16, 2019 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective, policies, and strategies as the Fund.

Risks: Investments involve risk. Principal loss is possible. To the extent the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors. The Fund is non-diversified and may invest more of its assets in a single or smaller number of issuers than a diversified fund. The Salt Low truBetaTM US Market Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties. When such models and data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. The performance of the Fund and its Index may differ because of operating expenses and portfolio transaction costs incurred by the Fund but not the Index. Also, the Fund may not always be fully invested in the securities of the index or it may hold securities not included in the Index. Shares of the ETF may be sold throughout the day on the exchange through any brokerage account. However, shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. There can be no assurance that an active trading market for shares of an ETF will develop or be maintained. Brokerage commissions may apply.

The Salt Low truBetaTM US Market Index uses an objective, rules-based methodology to measure the performance of an equal-weighted portfolio of approximately 100 large and mid-capitalization U.S.-listed stocks with the lowest levels of variability in their historical beta calculations (“Beta Variability”) and forecasted beta of less than 1.00. “Beta” is a calculation of an investment’s systematic risk relative to the market.

Salt High truBeta™ US Market ETF

Portfolio Allocation
As of June 30, 2020 (Unaudited)

Sector	Percentage of Net Assets
Financial Services (a)	29.2%
Consumer Cyclical	18.0
Technology	15.8
Industrials	12.7
Energy	10.9
Real Estate	4.0
Communication Services	3.0
Healthcare	2.4
Basic Materials	2.1
Consumer Defensive	1.1
Short-Term Investments	0.7
Other Assets in Excess of Liabilities	0.1
100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors (see Note 7).

Salt Low truBeta™ US Market ETF

Portfolio Allocation
As of June 30, 2020 (Unaudited)

Sector	Percentage of Net Assets
Consumer Defensive	24.2%
Utilities	17.3
Healthcare	14.4
Real Estate	8.8
Technology	7.1
Industrials	7.0
Financial Services	6.9
Communication Services	6.0
Consumer Cyclical	5.9
Basic Materials	2.0
Rights	0.0(a)
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.2
100.0%

(a)	Less than 0.05%.

Salt High truBeta™ US Market ETF

Schedule of Investments
June 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.2%
	Basic Materials — 2.1%
10,540	Freeport-McMoRan, Inc.	$121,948
8,432	Mosaic Company	105,484
		227,432
	Communication Services — 3.0%
3,366	DISH Network Corporation - Class A (a)	116,161
4,879	ViacomCBS, Inc. - Class B	113,778
2,261	Live Nation Entertainment, Inc. (a)	100,230
		330,169
	Consumer Cyclical — 18.0%
4,420	Aramark	99,759
5,610	Carnival Corporation	92,116
1,003	Carvana Company (a)	120,561
1,462	Darden Restaurants, Inc.	110,776
1,360	Expedia Group, Inc.	111,792
3,791	Foot Locker, Inc.	110,546
4,012	General Motors Company	101,504
4,403	Harley-Davidson, Inc.	104,659
4,828	Kohl’s Corporation	100,278
3,400	Leggett & Platt, Inc.	119,510
1,207	Marriott International, Inc. - Class A	103,476
5,848	MGM Resorts International	98,246
5,372	Norwegian Cruise Line Holdings Ltd. (a)	88,262
1,666	Planet Fitness, Inc. - Class A (a)	100,910
2,244	PVH Corporation	107,824
1,819	Royal Caribbean Cruises Ltd.	91,496
7,735	Tapestry, Inc.	102,721
3,485	Toll Brothers, Inc.	113,576
1,207	Wynn Resorts, Ltd.	89,909
		1,967,921
	Consumer Defensive — 1.1%
4,216	Performance Food Group Company (a)	122,854

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.2% (Continued)
	Energy — 10.9%
8,126	Apache Corporation	$109,701
8,772	Devon Energy Corporation	99,474
2,380	Diamondback Energy, Inc.	99,532
8,772	Halliburton Company	113,861
2,227	Hess Corporation	115,381
3,060	Marathon Petroleum Corporation	114,383
8,653	National Oilwell Varco, Inc.	105,999
6,035	Occidental Petroleum Corporation	110,440
3,281	ONEOK, Inc.	108,995
5,916	Schlumberger Ltd.	108,795
1,768	Valero Energy Corporation	103,994
		1,190,555
	Financial Services — 29.2% (b)
5,423	Ally Financial, Inc.	107,538
3,383	American International Group, Inc.	105,482
3,587	Athene Holding Ltd. - Class A (a)	111,879
1,598	Capital One Financial Corporation	100,019
2,176	Citigroup, Inc.	111,194
4,284	Citizens Financial Group, Inc.	108,128
2,839	Comerica, Inc.	108,166
2,125	Discover Financial Services	106,441
5,372	Equitable Holdings, Inc.	103,626
5,321	Fifth Third Bancorp	102,589
10,982	First Horizon National Corporation	109,381
14,433	FNB Corporation	108,247
11,203	Huntington Bancshares, Inc.	101,219
10,693	Invesco, Ltd.	115,057
8,364	KeyCorp	101,873
2,720	Lincoln National Corporation	100,069
3,400	Loews Corporation	116,586
3,009	MetLife, Inc.	109,889
12,648	MGIC Investment Corporation	103,587
9,078	People’s United Financial, Inc.	105,032
2,686	Principal Financial Group, Inc.	111,576

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.2% (Continued)
	Financial Services — 29.2% (b) (Continued)
1,768	Prudential Financial, Inc.	$107,671
6,919	Radian Group, Inc.	107,314
9,452	Regions Financial Corporation	105,106
4,624	Synchrony Financial	102,468
5,049	Synovus Financial Corporation	103,656
2,805	Truist Financial Corporation	105,328
9,435	Umpqua Holdings Corporation	100,388
6,562	Unum Group	108,864
14,127	Valley National Bancorp	110,473
		3,198,846
	Healthcare — 2.4%
10,234	Amicus Therapeutics, Inc. (a)	154,328
1,751	Bluebird Bio, Inc. (a)	106,881
		261,209
	Industrials — 12.7%
3,502	Air Lease Corporation	102,574
2,873	Alaska Air Group, Inc.	104,175
595	Boeing Company	109,064
3,689	Delta Air Lines, Inc.	103,477
4,029	Flowserve Corporation	114,907
15,266	General Electric Company	104,267
2,635	Hexcel Corporation	119,155
7,888	Howmet Aerospace, Inc.	125,025
9,146	JetBlue Airways Corporation (a)	99,691
4,522	KBR, Inc.	101,971
3,094	Southwest Airlines Company	105,753
3,298	Textron, Inc.	108,537
2,805	United Airlines Holdings, Inc. (a)	97,081
		1,395,677
	Real Estate — 4.0%
4,539	Blackstone Mortgage Trust, Inc. - Class A	109,344
14,569	New Residential Investment Corporation	108,248
7,599	Sabra Health Care REIT, Inc.	109,654

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.2% (Continued)
	Real Estate — 4.0% (Continued)
5,100	Weyerhaeuser Company	$114,546
		441,792
	Technology — 15.8%
1,819	Cree, Inc. (a)	107,667
6,800	DXC Technology Company	112,200
2,312	Enphase Energy, Inc. (a)	109,982
391	Lam Research Corporation	126,473
3,026	Lyft, Inc. - Class A (a)	99,888
1,122	Microchip Technology, Inc.	118,158
2,278	Micron Technology, Inc. (a)	117,362
4,964	Nutanix, Inc. - Class A (a)	117,672
5,831	ON Semiconductor Corporation (a)	115,570
7,021	Pure Storage, Inc. - Class A (a)	121,674
1,292	Square, Inc. - Class A (a)	135,582
323	Trade Desk, Inc. - Class A (a)	131,299
3,451	Uber Technologies, Inc. (a)	107,257
2,601	Western Digital Corporation	114,834
6,477	Xerox Holdings Corporation	99,033
		1,734,651
	TOTAL COMMON STOCKS (Cost $10,866,234)	10,871,106

	SHORT-TERM INVESTMENTS — 0.7%
77,485	First American Government Obligations Fund, Class X, 0.09% (c)	77,485
	TOTAL SHORT-TERM INVESTMENTS — 0.7% (Cost $77,485)	77,485
	TOTAL INVESTMENTS — 99.9% (Cost $10,943,719)	10,948,591
	Other Assets in Excess of Liabilities — 0.1%	10,245
	NET ASSETS — 100.0%	$10,958,836

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, it’s performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day effective yield as of June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF

Schedule of Investments
June 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Basic Materials — 2.0%
351	Air Products & Chemicals, Inc.	$84,752
403	Ecolab, Inc.	80,177
		164,929
	Communications Services — 6.0%
65	Alphabet, Inc. - Class A (a)	92,173
2,704	AT&T, Inc.	81,742
2,080	Comcast Corporation - Class A	81,078
2,028	New York Times Company - Class A	85,237
806	T-Mobile US, Inc. (a)	83,945
1,456	Verizon Communications, Inc.	80,269
		504,444
	Consumer Cyclical — 5.9%
3,081	Gentex Corporation	79,397
429	McDonald’s Corporation	79,138
845	NIKE, Inc. - Class B	82,853
2,002	Rollins, Inc.	84,865
2,171	Service Corporation International	84,430
910	Yum! Brands, Inc.	79,088
		489,771
	Consumer Defensive — 24.2%
2,119	Altria Group, Inc.	83,171
2,093	Archer-Daniels-Midland Company	83,511
1,261	Brown-Forman Corporation - Class B	80,275
1,742	Campbell Soup Company	86,455
1,118	Church & Dwight Company, Inc.	86,421
403	Clorox Company	88,406
1,807	Coca-Cola Company	80,737
1,131	Colgate-Palmolive Company	82,857
2,548	Conagra Brands, Inc.	89,613
273	Costco Wholesale Corporation	82,776
442	Dollar General Corporation	84,205
429	Estee Lauder Companies, Inc. - Class A	80,944
1,378	General Mills, Inc.	84,954
637	Hershey Company	82,568

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Consumer Defensive — 24.2% (Continued)
1,781	Hormel Foods Corporation	$85,969
1,287	Kellogg Company	85,019
2,925	Keurig Dr Pepper, Inc.	83,070
598	Kimberly-Clark Corporation	84,527
2,561	Kroger Company	86,690
2,171	Molson Coors Beverage Company - Class B	74,596
1,625	Mondelez International, Inc. - Class A	83,086
637	PepsiCo, Inc.	84,250
1,183	Philip Morris International, Inc.	82,881
715	Procter & Gamble Company	85,493
		2,012,474
	Financial Services — 6.9%
858	Allstate Corporation	83,217
2,041	Brown & Brown, Inc.	83,191
468	CME Group, Inc.	76,069
884	Intercontinental Exchange, Inc.	80,974
780	Marsh & McLennan Companies, Inc.	83,749
1,079	Progressive Corporation	86,439
3,666	Western Union Company	79,259
		572,898
	Healthcare — 14.4%
377	Amgen, Inc.	88,919
988	Baxter International, Inc.	85,067
1,469	Bristol-Myers Squibb Company	86,377
1,183	Catalent, Inc. (a)	86,714
1,287	CVS Health Corporation	83,616
481	Danaher Corporation	85,055
572	Eli Lilly & Company	93,911
585	Johnson & Johnson	82,269
884	Medtronic plc	81,063
1,079	Merck & Company, Inc.	83,439
2,444	Pfizer, Inc.	79,919
507	ResMed, Inc.	97,344

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Healthcare — 14.4% (Continued)
286	UnitedHealth Group, Inc.	$84,356
611	Zoetis, Inc.	83,731
		1,201,780
	Industrials — 7.0%
962	Copart, Inc. (a)	80,106
1,118	Expeditors International of Washington, Inc.	85,013
546	General Dynamics Corporation	81,605
2,106	Knight-Swift Transportation Holdings, Inc.	87,841
1,014	Republic Services, Inc.	83,199
494	Union Pacific Corporation	83,520
793	Waste Management, Inc.	83,987
		585,271
	Real Estate — 8.8%
6,058	AGNC Investment Corporation	78,148
2,275	American Campus Communities, Inc.	79,534
3,042	American Homes 4 Rent - Class A	81,830
494	Crown Castle International Corporation	82,671
2,977	CubeSmart	80,349
611	Digital Realty Trust, Inc.	86,829
2,340	Duke Realty Corporation	82,812
1,300	Equity Residential	76,466
8,060	Lexington Realty Trust	85,033
		733,672
	Technology — 7.1%
819	Akamai Technologies, Inc. (a)	87,707
1,144	Black Knight, Inc. (a)	83,009
1,820	Cisco Systems, Inc.	84,885
585	Citrix Systems, Inc.	86,527
598	Fidelity National Information Services, Inc.	80,186
585	Motorola Solutions, Inc.	81,976
1,586	Oracle Corporation	87,658
		591,948

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Utilities — 17.3%
1,703	Alliant Energy Corporation	$81,472
1,144	Ameren Corporation	80,492
1,014	American Electric Power Company, Inc.	80,755
1,417	CMS Energy Corporation	82,781
1,092	Consolidated Edison, Inc.	78,548
988	Dominion Energy, Inc.	80,206
949	Duke Energy Corporation	75,816
1,430	Edison International	77,663
1,378	Evergy, Inc.	81,702
975	Eversource Energy	81,188
2,184	Exelon Corporation	79,257
2,054	FirstEnergy Corporation	79,654
1,092	Pinnacle West Capital Corporation	80,033
3,120	PPL Corporation	80,621
1,664	Public Service Enterprise Group, Inc.	81,802
1,482	Southern Company	76,842
910	WEC Energy Group, Inc.	79,761
1,287	Xcel Energy, Inc.	80,437
		1,439,030
	TOTAL COMMON STOCKS (Cost $8,289,108)	8,296,217

	RIGHTS — 0.0% (b)
	Communications Services — 0.0% (b)
806	T-Mobile US, Inc. (a)	135
	TOTAL RIGHTS (Cost $114)	135

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.2%
18,558	First American Government Obligations Fund, Class X, 0.09% (c)	$18,558
	TOTAL SHORT-TERM INVESTMENTS — 0.2% (Cost $18,558)	18,558
	TOTAL INVESTMENTS — 99.8% (Cost $8,307,780)	8,314,910
	Other Assets in Excess of Liabilities — 0.2%	12,510
	NET ASSETS — 100.0%	$8,327,420

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	Rate shown is the annualized seven-day effective yield as of June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Salt ETFs

Statements of Assets and Liabilities
June 30, 2020 (Unaudited)

	Salt High truBeta™ US Market ETF	Salt Low truBeta™ US Market ETF
ASSETS
Investments in securities, at value (cost $10,943,719 and $8,307,780, respectively)	$10,948,591	$8,314,910
Dividends and interest receivable	13,439	14,623
Total assets	10,962,030	8,329,533

LIABILITIES
Management fees payable	3,194	2,113
Total liabilities	3,194	2,113

NET ASSETS	$10,958,836	$8,327,420

NET ASSETS CONSIST OF:
Paid-in capital	$11,064,279	$8,893,318
Total distributable earnings (accumulated deficit)	(105,443)	(565,898)
Net assets	$10,958,836	$8,327,420

Net asset value:
Net assets	$10,958,836	$8,327,420
Shares outstanding^	425,000	325,000
Net asset value, offering and redemption price per share	$25.79	$25.62

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Salt ETFs

Statements of Operations
For the Six-Months Ended June 30, 2020 (Unaudited)

	Salt High truBeta™ US Market ETF	Salt Low truBeta™ US Market ETF
INCOME
Dividends	$160,398	$139,756
Interest	212	166
Total investment income	160,610	139,922

EXPENSES
Management fees	19,322	14,029
Total expenses	19,322	14,029
Less: fees waived (see Note 3)	—	(13,970)
Net expenses	19,322	59

Net investment income (loss)	141,288	139,863

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	411,515	(596,836)
Net change in unrealized appreciation (depreciation) on investments	(1,072,946)	(655,924)
Net realized and unrealized gain (loss) on investments	(661,431)	(1,252,760)
Net increase (decrease) in net assets resulting from operations	$(520,143)	$(1,112,897)

The accompanying notes are an integral part of these financial statements.

Salt ETFs

Statements of Changes in Net Assets

	Salt High truBeta™ US Market ETF
	Period Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
OPERATIONS
Net investment income (loss)	$141,288	$155,088
Net realized gain (loss) on investments	411,515	1,995,803
Change in unrealized appreciation (depreciation) of investments	(1,072,946)	1,458,045
Net increase (decrease) in net assets resulting from operations	(520,143)	3,608,936

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(155,507)
Total distributions to shareholders	—	(155,507)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,215,505	11,643,208
Payments for shares redeemed	(8,199,553)	(7,909,050)
Net increase (decrease) in net assets derived from capital share transactions (a)	(3,984,048)	3,734,158
Net increase (decrease) in net assets	$(4,504,191)	$7,187,587

NET ASSETS
Beginning of period/year	$15,463,027	$8,275,440
End of period/year	$10,958,836	$15,463,027

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	175,000	450,000
Shares redeemed	(300,000)	(300,000)
Net increase (decrease)	(125,000)	150,000

The accompanying notes are an integral part of these financial statements.

Salt ETFs

Statements OF CHANGES IN NET ASSETS

	Salt Low truBeta™ US Market ETF
	Period Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019 (a)
OPERATIONS
Net investment income (loss)	$139,863	$136,318
Net realized gain (loss) on investments	(596,836)	21,452
Change in unrealized appreciation (depreciation) of investments	(655,924)	663,054
Net increase (decrease) in net assets resulting from operations	(1,112,897)	820,824

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(135,543)	(138,282)
Total distributions to shareholders	(135,543)	(138,282)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,801,520	8,610,788
Payments for shares redeemed	(2,518,990)	—
Net increase (decrease) in net assets derived from capital share transactions (b)	282,530	8,610,788
Net increase (decrease) in net assets	$(965,910)	$9,293,330

NET ASSETS
Beginning of period	$9,293,330	$—
End of period	$8,327,420	$9,293,330

(a)

The Fund commenced operations on March 12, 2019. The information presented is for the period from March 12, 2019 to December 31, 2019. Shares of the Predecessor Fund converted to shares of the Fund at the close of business December 13, 2019 (See Note 1).

(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	100,000	325,000
Shares redeemed	(100,000)	—
Net increase (decrease)	—	325,000

The accompanying notes are an integral part of these financial statements.

Salt ETFs

Financial Highlights
For a capital share outstanding throughout each period/year

	Salt High truBeta™ US Market ETF
	Period Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Period Ended December 31, 2018 [1]
Net asset value, beginning of period/year	$28.11	$20.69	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	0.25	0.32	0.14
Net realized and unrealized gain (loss) on investments	(2.57)	7.40	(4.32)
Total from investment operations	(2.32)	7.72	(4.18)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(0.30)	(0.07)
From net realized gain	—	—	(0.06)
Total distributions	—	(0.30)	(0.13)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	—	—	0.00 [3]

Net asset value, end of period/year	$25.79	$28.11	$20.69

Total return	-8.28%[4]	37.32%	-16.76%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (000’s)	$10,959	$15,463	$8,275

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29%[5]	0.30%[7]	0.50%[5]
Net investment income (Loss) to average net assets	2.13%[5]	1.28%	0.97%[5]

Portfolio turnover rate (6)	94%[4]	202%	145%[4]

[1]	The Fund commenced operations on May 15, 2018. The information presented is for the period from May 15, 2018 to December 31, 2018.
[2]	Calculated based on average shares outstanding during the period.
[3]	Represents less than $0.005 per share.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes impact of in-kind transactions.
[7]	Effective January 14, 2019, the Adviser reduced its management fee from 0.50% to 0.29%. See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Salt ETFs

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Salt Low truBeta™ US Market ETF
	Period Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019 [1]
Net asset value, beginning of period	$28.59	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	0.38	0.62
Net realized and unrealized gain (loss) on investments	(2.98)	3.40
Total from investment operations	(2.60)	4.02

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.37)	(0.43)
From net realized gain	—	—
Total distributions	(0.37)	(0.43)

Net asset value, end of period	$25.62	$28.59

Total return	-8.99%[3]	16.09%[3,7]

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$8,327	$9,293

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.29%[4]	0.29%[4]
Expenses to average net assets (after management fees waived)[6]	0.00%[4]	0.03%[4]
Net investment income (loss) to average net assets (before management fees waived)	2.90%[4]	2.54%[4]
Net investment income (loss) to average net assets (after management fees waived)[6]	2.61%[4]	2.79%[4]

Portfolio turnover rate [5]	33%[3]	31%[3]

[1]

The Fund commenced operations on March 12, 2019. The information presented is for the period from March 12, 2019 to December 31, 2019. Shares of the Predecessor Fund converted to shares of the Fund at the close of business December 13, 2019 (See Note 1).

[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes impact of in-kind transactions.
[6]	From May 13, 2019 to May 31, 2020, the Adviser agreed to waive the Fund’s full unitary management fee of 0.29%on the first $100 million in net assets (See Note 3).
[7]	Net increase from contributions contributed 0.04% to this return (See Note 3).

The accompanying notes are an integral part of these financial statements.

Salt ETFs

Notes to Financial Statements
June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Salt High truBeta™ US Market ETF (the “High truBeta™ Fund”) and Salt Low truBeta™ US Market ETF (the “Low truBeta™ Fund”) (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the High truBeta™ Fund is to track the performance, before expenses and fees, of the Salt High truBeta™ US Market Index (the “High truBeta™ Index”). The High truBeta™ Fund commenced operations on May 15, 2018. The investment objective of the Low truBeta™ Fund is to track the performance, before expenses and fees, of the Salt Low truBeta™ US Market Index (the “Low truBeta™ Index”).

The end of the reporting period for the Funds is June 30, 2020, and the period covered by these Notes to Financial Statements is the period from January 1, 2020 through June 30, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded

Salt ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

Salt ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Salt High truBetaTM US Market ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$10,871,106	$—	$—	$10,871,106
Short-Term Investments	77,485	—	—	77,485
Total Investments in Securities	$10,948,591	$—	$—	$10,948,591

^	See Schedule of Investments for further disaggregation of investment categories.

Salt Low truBetaTM US Market ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,296,217	$—	$—	$8,296,217
Rights	135	—	—	135
Short-Term Investments	18,558	—	—	18,558
Total Investments in Securities	$8,314,910	$—	$—	$8,314,910

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Salt ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units for each of the Funds is equal to the Funds’ NAV per share.

Salt ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. During the fiscal period ended December 31, 2019, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
High truBeta™ Fund	$(1,838,987)	$1,838,987
Low truBeta™ Fund	$—	$—

During the fiscal period ended December 31, 2019, the High truBeta™ Fund realized $1,839,406 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

J.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include

Salt ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Salt Financial LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, the High truBeta™ Fund pays the Adviser 0.29% at an annual rate based on the Fund’s average daily net assets. Prior to January 14, 2019, the High truBeta™ Fund paid the Adviser 0.50% at an annual rate based on the Fund’s average daily net assets. The Low truBeta™ Fund pays the Adviser 0.29% at an annual rate based on the Fund’s average daily net assets.

From May 13, 2019 to May 31, 2020, the Adviser contractually agreed to waive the Low truBeta™ Fund’s full unitary management fee of 0.29% of the Fund’s average daily net assets on the first $100 million in net assets (the “Fee Waiver”) and to contribute to the Fund’s assets an amount equal to an annual rate of 0.05% of the Fund’s average daily net assets on the first $100 million in net assets (i.e., up to $50,000 per annum) until May 31, 2020 (the “Contribution”).

Salt ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

Between May 13, 2019 and May 31, 2020, the Low truBeta™ Fund accrued the Contribution amount daily, and the Adviser paid the Fund the accrued Contribution amount for a given month within fifteen days of the end of such month. The Adviser will not be permitted to recoup or recapture any portion of the Fee Waiver or Contribution at any time.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
High truBeta™ Fund	$12,062,068	$11,911,907
Low truBeta™ Fund	3,153,741	3,070,485

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were:

	Creations	Redemptions
High truBeta™ Fund	$4,194,874	$8,180,994
Low truBeta™ Fund	2,739,254	2,502,022

Salt ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2019 were as follows:

	High truBeta™ Fund	Low truBeta™ Fund
Tax cost of investments	$14,486,949	$8,610,236
Gross tax unrealized appreciation	$1,275,214	$751,492
Gross tax unrealized depreciation	(316,303)	(91,968)
Net tax unrealized appreciation (depreciation)	958,911	659,524
Undistributed ordinary Income	—	16,886
Undistributed long-term capital gains	—	6,132
Accumulated gain (loss)	—	23,018
Other accumulated gain (loss)	(544,211)	—
Distributable earnings (accumulated deficit)	$414,700	$682,542

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of December 31, 2019, the Funds had no post-October capital losses and no late-year ordinary losses.

As of December 31, 2019, High truBeta™ Fund had short-term capital loss carryforwards of $544,211 with unlimited expiration. As of December 31, 2019, Low truBeta™ Fund had no capital loss carryforwards.

The tax character of distributions paid by the Funds during the period ended December 31, 2019 was $155,507 of ordinary income for High truBeta™ Fund and $138,282 of ordinary income for Low truBeta™ Fund.

The tax character of distributions paid during the period ended December 31, 2018 was $49,240 of ordinary income for High truBeta™ Fund. The Low truBeta™ Fund was not open as of December 31, 2018.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally

Salt ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – RISKS

Sector Risk. To the extent the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Salt ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of the Salt Low truBetaTM US Market ETF shares.

Salt ETFs

Expense Examples
For the Six-Months Ended June 30, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Salt ETFs

EXPENSE EXAMPLEs
For the Six-Months Ended June 30, 2020 (Unaudited) (Continued)

High truBeta™ Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During the Period [1]
Actual	$1,000.00	$ 917.20	$1.38
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.42	$1.46

[1]

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.29%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the one-half year period.

Low truBeta™ Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During the Period [2]
Actual	$1,000.00	$ 910.10	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,024.86	$0.00

[2]

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.00% (fee waivers in effect during the period), multiplied by the average account value during the period, multiplied by 182/366, to reflect the one-half year period.

Salt ETFs

Approval of Advisory Agreements & Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 21-22, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Salt Financial LLC (“Salt” or the “Adviser”) and the Trust on behalf of the Salt High truBeta US Market ETF (the “Fund”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management, LLC (“Penserra” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (“Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser, Sub-Adviser, or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, the Adviser and the Sub-Adviser, along with representatives from other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. Additionally, representatives from the Adviser and Sub-Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s personnel and business. The Board then discussed the written materials and oral presentation that it had received, and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration

Salt ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s ownership, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended March 31, 2020, unless otherwise indicated below. The Board noted that the Fund’s performance was in line with that of its underlying index before fees and expenses for the one-year and since inception periods. The Board also noted that for the one-year period ended January 31, 2020, the Fund had significantly underperformed the S&P 500 Index and the median for funds in the universe of U.S. Large Blend ETFs as reported by Morningstar (the “Category Peer Group”). The Board also considered that for the one-year period ended December 31, 2019, the Fund outperformed its most direct competitor as identified by the Adviser (the “Selected Peer”). The Board further noted that the Fund had less than two years of operating history, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for the Fund and compared the Fund’s expense ratio to those of the Category Peer Group and Selected Peer Group. The Board noted that the expense ratio for the Fund was slightly higher than the median for the Category Peer Group and Selected Peer. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost ETFs, the peer group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. In this regard, the Board considered the Adviser’s financial resources and information provided by the Adviser’s CEO

Salt ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

regarding the Adviser’s ability to raise capital if needed to support its management of the Fund and obligation under the “unified fee” arrangement. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that Penserra would continue to provide investment management services to the Fund. The Board noted the responsibilities that Penserra has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by Penserra, the Board considered reports of the Trust’s CCO with respect to Penserra’s compliance program and Penserra’s experience providing investment management services to other ETFs, including other series of the Trust. Penserra’s registration form (“Form ADV”) was provided to the Board, as was the response of Penserra to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day

Salt ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

management of the Fund. The Board further considered the oral information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended March 31, 2020. The Board noted that the Fund slightly underperformed its underlying index before fees and expenses for the one-year and since inception periods. Because the Fund is designed to track the performance of an index that is not affiliated with Penserra, the Board considered the extent to which the Fund tracked its index before fees and expenses.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by Salt to Penserra for its services to the Fund. The Board considered that the fees paid to Penserra are paid by Salt and noted that the fee reflected an arm’s-length negotiation between Salt and Penserra. The Board also took into account analyses of Penserra’s profitability with respect to the Fund.

The Board expressed the view that Penserra might realize economies of scale in managing the Fund as assets grow in size and noted that the fee schedule includes breakpoints as assets grow in size. The Board further noted that because the Fund pays Salt a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to Salt, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Salt ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Salt ETFs

Federal Tax Information
(Unaudited)

For the fiscal year ended December 31, 2019, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was:

High truBeta™ Fund	100.00%
Low truBeta™ Fund	66.98%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended December 31, 2019 was:

High truBeta™ Fund	100.00%
Low truBeta™ Fund	65.94%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was:

High truBeta™ Fund	0.00%
Low truBeta™ Fund	1.42%

Salt ETFs

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.salt-funds.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.salt-funds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at www.salt-funds.com.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.salt-funds.com.

Adviser

Salt Financial LLC
20 West 22nd Street, Suite 511
New York, New York 10010

Sub-Adviser

Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Index Provider

Salt Financial Indices, LLC
20 West 22nd Street, Suite 511
New York, New York 10010

Distributor

Compass Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Salt High truBeta™ US Market ETF

Symbol – SLT
CUSIP – 26922A479

Salt Low truBeta™ US Market ETF

Symbol – LSLT
CUSIP – 26922A164

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title) *	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/8/2020

By (Signature and Title) *	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/8/2020

*	Print the name and title of each signing officer under his or her signature.